Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 12 – Income Taxes

The Company files tax returns in the United States (federal and California), Gibraltar, Ireland and Germany.

The U.S. and foreign components of income (loss) before income taxes were as follows:

	For the Years Ended
	December 31,
	2019	2018

United States	$(15,339,841)	$(28,118,382)
Foreign	(1,398,888)	(2,901,343)
Loss before income taxes	$(16,738,729)	$(31,019,725)

The income tax provision (benefit) for the years ended December 31, 2019 and 2018 consist of the following:

	For the Years Ended
	December 31,
	2019	2018
Federal:
Current	$–	$–
Deferred	(3,036,568)	(4,840,852)
State and local:
Current	–	–
Deferred	(289,197)	346,679
Foreign:
Current	–	–
Deferred	(38,037)	(187,853)
	(3,287,728)	(4,682,026)
Change in valuation allowance	3,287,728	4,682,026
Income tax provision (benefit)	$–	–

The reconciliation of the expected tax expense (benefit) based on the U.S. federal statutory rates for 2019 and 2018, respectively, with the actual expense is as follows:

	For the Years Ended
	December 31,
	2019	2018
U.S. federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(2.0)%	(2.0)%
Permanent differences	0.6%	3.8%
Statutory rate differential - domestic. vs. foreign	1.6%	1.8%
Changes in tax rates	0.0%	2.9%
Other	(1.2)%	(0.6)%
Adjustment in deferred taxes	41.6%	0.0%
Change in valuation allowance	(19.6)%	15.1%
Income tax provision (benefit)	0.0%	0.0%

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	For the Years Ended
	December 31,
	2019	2018
Deferred Tax Assets:
Net operating loss carryforwards	$9,343,617	$13,521,964
Production costs	1,929,672	2,056,726
Investment	2,190,138	2,183,396
Stock-based compensation	104,236	40,516
Capitalized start-up costs	353,651	411,842
Accruals and other	898,494	398,310
Gross deferred tax assets	14,819,808	18,612,754
Deferred Tax Liabilities
Property and equipment	(922,857)	(1,428,075)
Net deferred tax assets	13,896,951	17,184,679
Valuation allowance	(13,896,951)	(17,184,679)
Deferred tax assets, net of valuation allowance	$–	$–

As of December 31, 2019, the Company had approximately $38,678,795, $30,900,000 and $3,800,000 of federal, state and foreign net operating loss ("NOL") carryforwards available to offset against future taxable income. The federal NOL may be carried forward indefinitely. For state NOL, these NOLs will begin to expire in 2038.The federal and state NOL carryovers are subject to annual limitations under Section 382 of the U.S. Internal Revenue Code when there is a greater than 50% ownership change, as determined under the regulations. There was a change of control on or about June 2015 and on or about August 9, 2019 and the Company has determined that, approximately $58,289,156 of federal NOLs and $56,508,507 state NOLs will expire unused and are not included in the available NOLs stated above. To date, no additional annual limitations have been triggered, but the Company remains subject to the possibility that a future greater than 50% ownership change could trigger annual limitations on the usage of NOLs.

The Company assesses the likelihood that deferred tax assets will be realized. ASC 740, "Income Taxes" requires that a valuation allowance be established when it is "more likely than not" that all, or a portion of, deferred tax assets will not be realized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2019 and 2018.

ASC 740 requires the Company to recognize in the consolidated financial statements the impact of a tax position only if it is more likely than not to be sustained upon examination based on the technical merits of the position. After assessing its income tax positions, the Company has determined that there are no significant uncertain tax positions to record as of December 31, 2019.

Company's tax returns remain subject to examination by various taxing authorities beginning with the tax year ended December 31, 2015. No tax audits were commenced or were in process during the years ended December 31, 2019 and 2018.